Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Estimated Fair Value of Investments

A summary of the amortized cost, estimated fair value, and gross unrealized gains and losses on the Company’s investments in fixed income and equity securities at September 30, 2017 and December 31, 2016 is as follows.

As of September 30, 2017 (unaudited)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed income securities:
U.S. government	$2,911	$6	$(18)	$2,899
State municipalities and political subdivisions	5,379	12	(26)	5,365
Asset-backed securities and collateralized mortgage obligations	16,727	26	(119)	16,635
Corporate	20,235	113	(40)	20,308
Total fixed income securities	45,252	157	(202)	45,207
Equity securities:
Common stock	1,571	66	(25)	1,612
Warrants to purchase common stock	72	79	(29)	122
Rights to purchase common stock	39	3	(5)	37
Total equity securities	1,682	148	(59)	1,771
Total fixed income and equity securities	$46,934	$305	$(261)	$46,978

As of December 31, 2016
Fixed income securities:
U.S. government	$1,623	$1	$(20)	$1,604
State municipalities and political subdivisions	2,271	2	(27)	2,246
Asset-backed securities and collateralized mortgage obligations	12,095	9	(136)	11,968
Corporate	10,804	28	(91)	10,741
Total fixed income securities	26,793	40	(274)	26,559
Equity securities:
Common stock	1,000	136	—	1,136
Total equity securities	1,000	136	—	1,136
Total fixed income and equity securities	$27,793	$176	$(274)	$27,695

A summary of the amortized cost, estimated fair value, and gross unrealized gains and losses on fixed income securities classified as available-for-sale at December 31, 2016 and 2015 is as follows.

As of December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed income securities:
U.S. government	$1,623	$1	$(20)	$1,604
State municipalities and political subdivisions	2,271	2	(27)	2,246
Asset-backed securities and collateralized mortgage obligations	12,095	9	(136)	11,968
Corporate	10,804	28	(91)	10,741
Total fixed income securities	26,793	40	(274)	26,559
Equity securities:
Common stock	1,000	136	—	1,136
Total equity securities	1,000	136	—	1,136
Total fixed income and equity securities	$27,793	$176	$(274)	$27,695

As of December 31, 2015
Fixed income securities:
U.S. government	$650	$—	$(3)	$647
State municipalities and political subdivisions	1,656	2	(7)	1,651
Asset-backed securities and collateralized mortgage obligations	9,123	14	(55)	9,082
Corporate	8,903	16	(61)	8,858
Total fixed income securities	$20,332	$32	$(126)	$20,238

Schedule of Fixed Income Securities by Contractual Maturity

The table below summarizes the Company’s fixed income securities at September 30, 2017 by contractual maturity periods. Actual results may differ as issuers may have the right to call or prepay obligations, with or without penalties, prior to the contractual maturity of these obligations.

Matures in:	Amortized Cost	Estimated Fair Value
One year or less	$2,416	$2,415
More than one to five years	19,759	19,757
More than five to ten years	11,780	11,804
More than ten years	11,297	11,231
Total	$45,252	$45,207

The table below summarizes the Company’s fixed income securities at December 31, 2016 by contractual maturity periods. Actual results may differ as issuers may have the right to call or prepay obligations, with or without penalties, prior to the contractual maturity of these obligations.

Matures in:	Amortized Cost	Estimated Fair Value
One year or less	$1,827	$1,828
More than one to five years	12,737	12,678
More than five to ten years	3,987	3,918
More than ten years	8,242	8,135
Total	$26,793	$26,559

Schedule of Aggregate Unrealized Loss Position, by Security Type, of Fixed Income Securities

The following table highlights, by loss position and security type, those fixed income and equity securities in unrealized loss positions as of September 30, 2017 and December 31, 2016. The tables segregate the holdings based on the period of time the investments have been continuously held in unrealized loss positions. There were 149 and 122 fixed income investments that were in unrealized loss positions as of September 30, 2017 and December 31, 2016, respectively. The Company held 12 equity investments in unrealized loss positions as of September 30, 2017.

	Less than 12 Months		Greater than 12 Months		Total
As of September 30, 2017 (unaudited)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Fixed income securities:
U.S. government	$2,041	$(18)	$175	$—	$2,216	$(18)
State municipalities and political subdivisions	2,357	(13)	589	(13)	2,946	(26)
Asset-backed securities and collateralized mortgage obligations	11,682	(83)	1,675	(36)	13,357	(119)
Corporate	6,568	(23)	556	(16)	7,124	(39)
Total fixed income securities	22,648	(137)	2,995	(65)	25,643	(202)
Equity securities:			—	—
Common stock	237	(25)	—	—	237	(25)
Warrants to purchase common stock	23	(29)	—	—	23	(29)
Rights to purchase common stock	18	(5)	—	—	18	(5)
Total equity securities	278	(59)	—		278	(59)
Total fixed income and equity securities	$22,926	$(196)	$2,995	$(65)	$25,921	$(261)

As of December 31, 2016
Fixed income securities:
U.S. government	$1,303	$(20)	$—	$—	$1,303	$(20)
State municipalities and political subdivisions	1,537	(27)	—	—	1,537	(27)
Asset-backed securities and collateralized mortgage obligations	9,552	(133)	460	(3)	10,012	(136)
Corporate	5,952	(91)	—	—	5,952	(91)
Total fixed income securities	$18,344	$(271)	$460	$(3)	$18,804	$(274)

The following table highlights the aggregate unrealized loss position and security type, those fixed income securities in unrealized loss positions as of December 31, 2016 and December 31, 2015. The tables segregate the holdings based on the period of time the investments have been continuously held in unrealized loss positions. There were 122 and 107 fixed income investments that were in unrealized loss positions as of December 31, 2016 and December 31, 2015, respectively. The Company held no equity securities in unrealized loss positions at either date.

	Less than 12 Months		Greater than 12 Months		Total
As of December 31, 2016	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Fixed income securities:
U.S. government	$1,303	$(20)	$—	$—	$1,303	$(20)
State municipalities and political subdivisions	1,537	(27)	—	—	1,537	(27)
Asset-backed securities and collateralized mortgage obligations	9,552	(133)	460	(3)	10,012	(136)
Corporate	5,952	(91)	—	—	5,952	(91)
Total investments in fixed income securities	$18,344	$(271)	$460	$(3)	$18,804	$(274)

As of December 31, 2015
Fixed income securities:
U.S. government	$346	$(3)	$—	$—	$346	$(3)
State municipalities and political subdivisions	1,014	(7)	—	—	1,014	(7)
Asset-backed securities and collateralized mortgage obligations	7,472	(55)	—	—	7,472	(55)
Corporate	5,236	(61)	—	—	5,236	(61)
Total investments in fixed income securities	$14,068	$(126)	$—	$—	$14,068	$(126)

Schedule of Net Investment Income

. Net investment income for the three and nine months ended September 30, 2017 and 2016 was as follows:

	Three months ended September 30,		Nine months ended September 30,
(unaudited)	2017	2016	2017	2016
Investment income:
Interest on fixed income securities	$231	$123	$548	$332
Interest on cash and cash equivalents	30	34	126	89
Realized gain upon sale of securities	4	—	68	—
Other	—	5	—	7
Gross investment income	265	162	742	428
Investment expenses	(17)	(11)	(42)	(35)
Net investment income	$248	$151	$700	$393

Net investment income for the years ended December 31, 2016 and 2015 is as follows:

	Year Ended December 31,
	2016	2015
Investment income:
Interest on fixed income securities	$471	$285
Interest on cash and cash equivalents	129	114
Realized gains on sale of fixed income securities	9	—
Gross investment income	609	399
Investment expenses	(65)	(37)
Net investment income	$544	$362